Leases	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
LEASES

NOTE 14: LEASES
Chartered-in vessels, barges, pushboats and office space:

As of December 31, 2016, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2017	$110,645	$13,783	$2,687
2018	104,091	13,988	1,921
2019	85,001	9,892	1,189
2020	73,663	9,919	508
2021	51,924	9,892	184
2022 and thereafter	92,488	29,038	—
Total	$517,812	$86,512	$6,489

Charter hire expense for Navios Holdings chartered-in vessels amounted to $84,114, $134,364 and $111,386, for each of the years ended December 31, 2016, 2015 and 2014, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $1,521, $1,307 and $2,468, for each of the years ended December 31, 2016, 2015 and 2014, respectively.

Rent expense for office space amounted to $2,748, $2,508, and $2,804 for each of the years ended December 31, 2016, 2015 and 2014, respectively. The Company leases office space at 825 3rd Avenue, New York, New York, pursuant to a lease that expires in April 2019. The Company also leases office space at 85 Akti Miaouli, Piraeus, Greece, pursuant to lease agreements that expire in 2017 and 2019. The Company also leases office space in Monaco pursuant to a lease that expires in June 2018. The Company also leases office space in Antwerp, Belgium pursuant to a lease that expires in 2019.

Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2021. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out vessels, barges and pushboats:
The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Dry bulk vessels	Logistics business
2017	$30,093	$112,803
2018	805	76,883
2019	—	76,641
2020	—	64,191
2021	—	52,569
2022 and thereafter		684,511
Total minimum revenue, net of commissions	$30,898	$1,067,598

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.

The future minimum revenue of Navios Logistics, as presented in the table above, expected to be earned on non-cancelable contracts with minimum guaranteed throughput after the successful completion of the expansion of Navios Logistics' dry port facility is $44,200 per annum, based on current contract rates, for a period of 20 years.

Navios Logistics' future minimum revenue, as presented in the table above, expected to be earned on non-cancelable contracts under time charter after the successful completion of the construction of a river and estuary tanker, is $41,640 for a period of five years, based on current contract rates.